Term Debt (Detail Textuals)	12 Months Ended			9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 RBC term loan	Dec. 31, 2013 RBC term loan	Jun. 04, 2012 Apex [Member] RBC term loan Line of Credit [Member] USD ($)	Jun. 04, 2012 Apex [Member] RBC term loan Line of Credit [Member] CAD	Jun. 04, 2012 Apex [Member] RBC term loan Term credit facility CAD	Sep. 30, 2014 Apex [Member] RBC term loan Term credit facility USD ($)	Dec. 31, 2013 Apex [Member] RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex [Member] RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex [Member] RBC term loan Term credit facility USD ($)	Sep. 30, 2014 Other assets USD ($)	Dec. 31, 2013 Other assets USD ($)	Dec. 31, 2012 Other assets USD ($)
Debt Instrument [Line Items]
Unamortized deferred financing costs													$ 26,000	$ 48,000	$ 107,000
Aggregate amount of credit facility						2,641,000	2,750,000	2,500,000				2,401,000
Term Loan, Interest percentage								4.00%	7.00%	7.00%
Interest Rate Basis								RBP
Principal and interest payable period								3 years
Fixed principal amount								70,000
Frequency of repayment								Monthly
Financing costs paid	119,000	270,000							120,000	120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan								20.00%
Period of payment for mandatory repayments								30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,086,000)	$ (1,800,000)	$ (878,000)						$ 0	$ 0	$ 0
Term loan and financial covenant, Description				On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified. Pursuant to the amended credit agreement and commencing with the fiscal year ended December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.	On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified. Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter